Operating leases and finance leases (Detail 3) SFr in Millions	Dec. 31, 2017 CHF (SFr)
Disclosure Of Finance Lease And Operating Lease By Lessor [Line Items]
Total minimum lease payments	SFr 1,129
Unearned finance income	61
Present value	1,069
2018
Disclosure Of Finance Lease And Operating Lease By Lessor [Line Items]
Total minimum lease payments	333
Unearned finance income	22
Present value	311
2019-2022
Disclosure Of Finance Lease And Operating Lease By Lessor [Line Items]
Total minimum lease payments	684
Unearned finance income	36
Present value	648
Thereafter
Disclosure Of Finance Lease And Operating Lease By Lessor [Line Items]
Total minimum lease payments	112
Unearned finance income	3
Present value	110
UBS AG
Disclosure Of Finance Lease And Operating Lease By Lessor [Line Items]
Total minimum lease payments	1,129
Unearned finance income	61
Present value	1,069
UBS AG | 2018
Disclosure Of Finance Lease And Operating Lease By Lessor [Line Items]
Total minimum lease payments	333
Unearned finance income	22
Present value	311
UBS AG | 2019-2022
Disclosure Of Finance Lease And Operating Lease By Lessor [Line Items]
Total minimum lease payments	684
Unearned finance income	36
Present value	648
UBS AG | Thereafter
Disclosure Of Finance Lease And Operating Lease By Lessor [Line Items]
Total minimum lease payments	112
Unearned finance income	3
Present value	SFr 110